SCHEDULE OF KEY REVENUE STREAMS (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Product Information [Line Items]
Revenue project income	$ 653,365	$ 203,884	$ 202,007	$ 530,606	$ 1,099,225
Design and Fit-out Services [Member]
Product Information [Line Items]
Revenue project income	546,571	84,193	80,464	427,182	953,553
Application Services [Member]
Product Information [Line Items]
Revenue project income			39,883	44,873	49,191
Management Service [Member]
Product Information [Line Items]
Revenue project income			64,684	$ 58,551	39,854
Design Only Services [Member]
Product Information [Line Items]
Revenue project income			$ 16,976		$ 56,627
Others [Member]
Product Information [Line Items]
Revenue project income	$ 106,794	$ 119,691